The Glenmede Fund, Inc.
High Yield Municipal Portfolio (GHYMX)
Supplement dated May 9, 2022 to the
Bond Prospectus dated February 28, 2022
On March 9, 2022, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) approved the termination of the sub‑investment advisory agreement among the Fund, on behalf of the High Yield Municipal Portfolio (the “Portfolio”), Glenmede Investment Management L.P. (the “Advisor”) and Capital International, Inc. and approved the proposed sub‑investment advisory agreement among the Fund, on behalf of the Portfolio, the Advisor and AllianceBernstein, L.P. (“AllianceBernstein”) (the “AllianceBernstein Agreement”) to become effective on or about May 9, 2022. Effective May 9, 2022, The Glenmede Trust Company, N.A. (“Glenmede Trust”) as the record holder of a majority of the Portfolio’s outstanding voting securities as of March 28, 2022, approved the AllianceBernstein Agreement by written consent. The AllianceBernstein Agreement provides that AllianceBernstein is entitled to receive from the Advisor a fee calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets held in the Portfolio.
Additionally, effective May 9, 2022, the management fee payable to the Advisor by the Portfolio is reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets pursuant to an amendment to the Investment Advisory Agreement that was approved by the Board on March 9, 2022, and the shareholder servicing fee paid by the Portfolio to Glenmede Trust is reduced from an annual rate of 0.25% to an annual rate of 0.15%.
Accordingly, effective immediately, all references to Capital International, Inc. as sub‑advisor to the Portfolio in the Bond Prospectus (the “Prospectus”) are hereby deleted in their entirety and replaced with AllianceBerstein and the Prospectus is revised as follows:
The “Fees and Expenses” table and the section entitled “Example” on 17 of the Prospectus are hereby deleted in their entirety and replaced with the following:
Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	0.26%

Total Annual Portfolio Operating Expenses[1]	0.83%

[1]	Total Annual Portfolio Operating Expenses have been restated to reflect current fees.
Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

The sub‑section entitled “Portfolio Managers” of the “Summary Section” on page 21 of the Prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Managers: Terrance T. Hults, Senior Vice President of the Sub‑Advisor, Matthew J. Norton, Senior Vice President of the Sub‑Advisor, and Andrew D. Potter, CFA, Vice President of the Sub‑Advisor, have managed the Portfolio since May 2022.
The second paragraph in the sub‑section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” on page 34 of the Prospectus is deleted in its entirety and replaced with the following:
AllianceBernstein serves as the sub‑advisor to the High Yield Municipal Portfolio. AllianceBernstein has its principal place of business at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein was formed as a master limited partnership organized under the laws of the State of Delaware and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc. (“EQH”), a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. EQH has held majority ownership in AllianceBernstein for more than 30 years, and as of December 31, 2021, it held an approximately 63.0% economic ownership stake. As of December 31, 2021, AllianceBernstein had approximately $779 billion in assets under management.
In the sub‑section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” on pages 34‑36 of the Prospectus, the following information replaces the information about the portfolio management of the Portfolio contained on page 36 of the Prospectus:
Terrance T. Hults, Senior Vice President and Co‑Head — Municipal Portfolio Management of the Sub‑Advisor, manages the High Yield Municipal Portfolio along with Matthew J. Norton, Senior Vice President and Chief Investment Officer — Municipal Bonds of the Sub‑Advisor, and Andrew D. Potter, CFA, Vice President and Portfolio Manager of the Sub‑Advisor. Messrs. Hults, Norton and Potter have been responsible for the management of the High Yield Municipal Portfolio since May 2022. Mr. Hults has been employed by the Sub‑Advisor since 1995. Mr. Norton has been employed by the Sub‑Advisor since 2016. Mr. Potter has been employed by the Sub‑Advisor since 2018.
Please retain this Supplement for future reference.

The Glenmede Fund, Inc.

Supplement dated May 9, 2022 to the

Statement of Additional Information (“SAI”) dated February 28, 2022

On March 9, 2022, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) approved the termination of the sub-investment advisory agreement among the Fund, on behalf of the High Yield Municipal Portfolio (the “Portfolio”), Glenmede Investment Management L.P. (the “Advisor”) and Capital International, Inc. and approved the proposed sub-investment advisory agreement among the Fund, on behalf of the Portfolio, the Advisor and AllianceBernstein, L.P. (“AllianceBernstein”) (the “AllianceBernstein Agreement”) to become effective on or about May 9, 2022. Effective May 9, 2022, The Glenmede Trust Company, N.A. (“Glenmede Trust”) as the record holder of a majority of the Portfolio’s outstanding voting securities as of March 28, 2022, approved the AllianceBernstein Agreement by written consent. The AllianceBernstein Agreement provides that AllianceBernstein is entitled to receive from the Advisor a fee calculated daily and payable monthly at the annual rate of 0.30% of the average daily net assets held in the Portfolio.

Additionally, effective May 9, 2022, the management fee payable to the Advisor by the Portfolio is reduced from 0.65% to 0.57% of the Portfolio’s average daily net assets pursuant to an amendment to the Investment Advisory Agreement that was approved by the Board on March 9, 2022, and the shareholder servicing fee paid by the Portfolio to Glenmede Trust is reduced from an annual rate of 0.25% to an annual rate of 0.15%.

Accordingly, effective immediately, all references to Capital International, Inc. as sub-advisor to the Portfolio in the in the SAI are hereby deleted in their entirety and replaced with AllianceBerstein and the SAI is revised as follows:

In the sub-section entitled “Investment Advisor and Sub-Advisor” of the section entitled “Investment Advisory and Other Services” on pages 43-47 of the SAI, the first three paragraphs are hereby deleted in their entirety and replaced with the following:

AllianceBernstein serves as the sub-advisor to the High Yield Municipal Portfolio. AllianceBernstein has its principal place of business at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein was formed as a master limited partnership organized under the laws of the State of Delaware and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended.

AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc. (“EQH”), a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. EQH has held majority ownership in AllianceBernstein for more than 30 years, and as of December 31, 2021, it held an approximately 63.0% economic ownership stake. As of December 31, 2021, AllianceBernstein had approximately $779 billion in assets under management.

Set forth below are the names and titles of the principal executive officers and directors of AllianceBernstein. The address for each individual is c/o AllianceBernstein, L.P., 501 Commerce Street, Nashville, TN 37203.

Name	Position with AllianceBernstein
Seth P. Bernstein	Director, President and Chief Executive Officer
Kate Burke	Chief Operating Officer and Head of Private Wealth
William R. Siemers	Interim Chief Financial Officer, Controller and Chief Accounting Officer
Mark Manley	General Counsel and Global Head of Compliance
Karl Sprules	Head of Global Technology and Operations
Joan Lamm-Tennant	Chair of the Board
Nella Domenici	Director
Jeffrey Hurd	Director
Daniel G. Kaye	Director
Nick Lane	Director
Kristi Matus	Director
Das Narayandas	Director
Mark Pearson	Director
Charles Stonehill	Director
Todd Walthall	Director

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 47-48 of the SAI, the following is added to the information in the table setting forth the number and types of other portfolios and/or accounts managed by each portfolio manager and the assets under management in those accounts:

AllianceBernstein L.P.	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Terrance T. Hults*	Registered Investment Companies	29	$24,390,000,000	0	0
	Other Pooled Investment Vehicles	11	$6,318,000,000	0	0
	Other Accounts	7,266	$24,106,000,000	3	$200,000,000
Matthew J. Norton*	Registered Investment Companies	29	$24,390,000,000	0	0
	Other Pooled Investment Vehicles	11	$6,318,000,000	0	0
	Other Accounts	7,266	$24,106,000,000	3	$200,000,000
Andrew D. Potter*	Registered Investment Companies	29	$24,390,000,000	0	0
	Other Pooled Investment Vehicles	11	$6,318,000,000	0	0
	Other Accounts	7,266	$24,106,000,000	3	$200,000,000

*	The information regarding the other portfolios and/or accounts managed by each of Messrs. Hults, Norton and Potter is as of March 31, 2022.

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 48-49 of the SAI, the following is added to the information in the table setting forth the dollar range of equity securities beneficially owned by each portfolio manager of the Portfolio:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
High Yield Municipal Portfolio
Terrance T. Hults**	None
Matthew J. Norton**	None
Andrew D. Potter**	None

**	The dollar range of equity securities beneficially owned by each of Messrs. Hults, Norton and Potter in the High Yield Municipal Portfolio is as of March 31, 2022.

Please retain this Supplement for future reference.